Debt - Additional information (Details) $ in Millions					6 Months Ended
	Jun. 25, 2021 item	Dec. 17, 2020 USD ($) subsidiary	Jul. 17, 2020	Dec. 11, 2019 USD ($) subsidiary	Jun. 30, 2022 item facility	Jun. 30, 2022 item	Jun. 30, 2022 USD ($)	Jun. 30, 2022	Oct. 24, 2017 USD ($)
Number of loan facilities					5	6
Number of vessels with loans | item					11
Required minimum cash and cash equivalents							$ 16.8
Minimum Net Worth Required							$ 150.0
Minimum [Member]
Required Minimum Solvency Covenant					30.00%
Cash and Cash Equivalent Percentage								5.00%
Fair market Value Percentage					130.00%
Nordea SEB Joint Bank Facility
Number of vessels with loans | item	2
Number of subsidiaries | subsidiary				8
Line of Credit Facility, Maximum Borrowing Capacity				$ 100.0
Debt Instrument, Basis Spread on Variable Rate				2.40%
Debt Instrument, Description of Variable Rate Basis				LIBOR plus 2.4%
Debt Instrument Maturity Period				December 2024
Nordea SEB Revolving Facility
Line of Credit Facility, Maximum Borrowing Capacity				$ 40.0
Number of days to provide notice for draw down or repayment of debt				5 days
Cash and Cash Equivalent Percentage								60.00%
ABN CACIB Joint Bank Facility
Number of subsidiaries | subsidiary				4
Line of Credit Facility, Maximum Borrowing Capacity				$ 61.5
Debt Instrument, Basis Spread on Variable Rate				2.40%
Debt Instrument Maturity Period				December 2024
ABN AMRO Revolving Facility
Line of Credit Facility, Maximum Borrowing Capacity									$ 15.0
Debt Instrument, Basis Spread on Variable Rate			3.90%
IYO Bank Facility
Number of subsidiaries | subsidiary		1
Line of Credit Facility, Maximum Borrowing Capacity		$ 10.0
Debt Instrument, Basis Spread on Variable Rate		2.25%
Debt Instrument Maturity Period		December 2025